Provision for income taxes expenses (Details) - Schedule of two enacted income taxes	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of two enacted income taxes [Abstract]
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%